GOODWILL (Tables)	9 Months Ended	12 Months Ended
	Oct. 01, 2022	Jan. 01, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF GOODWILL

The following table provides a roll forward of goodwill:

	October 1, 2022	January 1, 2022
Beginning balance, gross	$23,828	$31,591
Acquisition	5,974	-
Accumulated disposition	-	(1,577)
Accumulated impairment losses	-	(6,073)
Currency translation adjustment	(2,106)	(113)
Ending balance, net	$27,696	$23,828

The following table provides a roll forward of goodwill:

	January 1, 2022	January 2, 2021
Beginning balance, gross	$31,591	$31,049
Accumulated disposition	(1,577)	-
Accumulated impairment losses	(2,969)	-
Beginning balance, net	27,045	31,049
Impairment of goodwill	(3,104)	(2,969)
Disposition of business	-	(1,577)
Currency translation adjustment	(113)	542
Ending balance, net	$23,828	$27,045

SCHEDULE OF GOODWILL REPORTABLE BY SEGMENT

Goodwill by reportable segment is as follows:

	January 1, 2022	January 2, 2021
Professional Staffing - US	$6,222	$6,222
Commercial Staffing - US	5,860	5,860
Professional Staffing - UK	11,746	14,963
Ending balance, net	$23,828	$27,045